LOANS (Details 4) - Residential Real Estate One To Four Family [Member] - Troubled Debt Restructuring [Member] $ in Thousands	12 Months Ended
	Jun. 30, 2015 USD ($) Loan	Jun. 30, 2014 USD ($) Loan
Financing Receivable, Recorded Investment [Line Items]
TDRs, Number of Loans | Loan	38	39
TDRs, Pre Modification Outstanding Recorded Investment	$ 2,110	$ 2,230
TDRs, Post Modification Outstanding Recorded Investment	1,851	1,997
Performing Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Modifications, Recorded Investment	1,710	1,621
Nonperforming Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Modifications, Recorded Investment	$ 141	$ 376